CERTNYS

Director
Securities Operations

NYSE Group

07053290

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

1-10257

RECD S.E.C.
MAY 0 8 2007
1086

May 8, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Barclays Bank PLC, iPath℠ EUR/USD Exchange Rate ETN. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on May 8, 2007. Tentative listing date – May 9, 2007.

Sincerely,

PROCESSED
MAY 1 0 2007
THOMSON
FINANCIAL

END